Costs and expenses by nature: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs and expenses by nature:
Short term benefits	$ 1,812,680	$ 1,626,289	$ 1,235,765
Electric power	549,420	499,753	544,397
Maintenance and conservation	829,458	815,810	596,043
Professional fees	328,089	305,625	227,817
Insurance and bonds	310,732	277,754	151,041
Surveillance services	553,403	427,811	329,414
Cleaning services	381,224	303,168	263,177
Technical assistance	400,838	715,462	643,891
Right of use of assets under concession	2,557,670	1,496,142	1,424,066
Amortization and depreciation of intangible assets, furniture and equipment	2,322,984	2,069,157	2,059,237
Consumption of commercial items	542,872	552,298	489,244
Construction services	2,848,299	1,302,633	2,692,694
Termination benefits	5,882	5,434	4,343
Employees' statutory profit sharing	122,604	98,651	104,731
Impairment of accounts receivable	3,435	34,276	9,681
Other	243,391	47,856	186,424
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	$ 13,812,981	$ 10,578,119	$ 10,961,965